Segment reporting	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
Segment reporting	Segment reporting
The Group is comprised of a single reportable segment organized around automotive technology and connectivity services for smart vehicles. The Group generates revenues from its technology products and services using its capabilities in delivering turnkey solutions for next-generation smart vehicles, system on a chip, central computing platforms and software. The Group derives its revenue primarily in PRC and manages its activities on a consolidated basis.

The Group uses the management approach in determining its operating segments. The Group’s chief operating decision maker (“CODM”) is the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. For the purpose of internal reporting and management’s operation review, the Group’s chief executive officer does not segregate the Group’s business by product or service.

The Group’s long-lived assets are substantially all located in the PRC and substantially all the Group’s revenues are derived from within the PRC, therefore, no geographical information is presented.

The CODM evaluates performance for its single reportable segment based on total revenues, gross profit, operating expenses excluding share-based compensation expense and loss from operation.

The following table presents financial information with respect to the Group’s single reportable segment:

	Six Months Ended June 30,
	2025	2026
Total revenues	323,281	356,682
Total cost of revenues	(273,280)	(283,969)
Gross profit	50,001	72,713
Operating expenses excluding share-based compensation expense[1]	(108,649)	(90,416)
Share-based compensation expense	(6,504)	(1,467)
Total operating expenses	(115,153)	(91,883)
Loss from operation	(65,152)	(19,170)
Interest income	1,554	2,509
Interest expense	(10,239)	(17,982)
Gain from equity method investments, net	113	14,161
Other non-operating (expenses) income	3,137	(1,478)
Loss before income taxes	(70,587)	(21,960)
Income tax expenses	(2,052)	(1,041)
Net loss	(72,639)	(23,001)

[1] This measure is not in accordance with, or an alternative to GAAP. The Group excludes share-based compensation expense since it is non-cash in nature and its valuation and measurement depend on factors such as volatility not reflective of the Group’s operating performance.
Major Customer

Revenues from a group of customer entities under common control of the ultimate controlling shareholder in the segment represented US$279,417, US$309,220, or 86.4%, and 86.7% for the six months ended June 30, 2025 and 2026, respectively.